UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6727
                                   --------

                              DOMINION FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                            35955 Huntland Farm Road,
                              Middleburg, VA 20117
                              --------------------
               (Address of principal executive offices) (Zip code)

                                  Paul Dietrich
                            35955 Huntland Farm Road,
                              Middleburg, VA 20117
                              --------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 416-2053
                                                    --------------

Date of fiscal year end: June 30
                         -------

Date of reporting period: Three-month period ended September 30, 2005
                          -------------------------------------------

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS                                    Ticker Symbol: DOIGX

The Shepherd Large Cap Growth Fund
September 30, 2005 (Unaudited)

                                                                                                  % of Net
COMMON STOCK                                      Shares      Market Value                          Assets
Basic Materials
 Northern Dynasty                *                37,500     $     186,375                            2.67%
 Sasol Ltd ADR                                     5,580           215,890                            3.09%
                                                             -------------                       ----------
Total Basic Materials                                                                  402,265                     5.76%

Capital Goods
 Brookfield Homes Inc                              3,140           174,364                            2.50%
                                                             -------------                       ----------
Total Capital Goods                                                                    174,364                     2.50%

Conglomerate
 ITT Industries Inc                                3,380           383,968                            5.50%
                                                             -------------                       ----------
Total Conglomerate                                                                     383,968                     5.50%

Consumer Cyclical
 Applied Industrial                                5,005           179,579                            2.57%
 Gildan Activewear               *                 6,480           247,730                            3.55%
                                                             -------------                       ----------
Total Consumer Cyclical                                                                427,310                     6.12%

Consumer Non-Cyclical
 United Natural Foods            *                 4,890           172,910                            2.48%
                                                             -------------                       ----------
Total Consumer Non-Cyclical                                                            172,910                     2.48%

Energy
 Constellation Energy                              5,755           354,508                            5.08%
 PRC, Inc.                                         7,405           190,753                            2.73%
                                                             -------------                       ----------
Total Energy                                                                           545,261                     7.81%

Finance
 Banco De Santander                               13,095           172,461                            2.47%
 Empire Financial Hld        *                   200,000           440,000                            6.30%
 Franklin Resources                                4,035           338,779                            4.85%
 Legg Mason, Inc.                                  3,135           343,878                            4.92%
 Waterside Capital Co        *                     5,300            22,188                            0.32%
                                                             -------------                       ----------
Total Finance                                                                        1,317,306                    18.86%

Services
 America Movil Adr                                17,130           450,862                            6.46%
 Charming Shoppes            *                    28,335           302,334                            4.33%
 CVS Corp.                                        11,340           328,973                            4.71%
 Labor Ready, Inc.           *                    13,325           341,786                            4.89%
 Urban Outfitters            *                    12,015           353,241                            5.06%
                                                             -------------                       ----------
Total Services                                                                       1,777,197                    25.45%

Technology
 Autodesk Inc                *                     8,410           390,560                            5.59%
 Cerner Corp                 *                     5,355           465,510                            6.67%
 Nvidia. Corp.               *                    12,135           415,988                            5.96%
 Saytam Computer                                  13,165           397,846                            5.70%
                                                             -------------                       ----------
Total Technology                                                                     1,669,905                    23.91%

Transportation
 Hornbeck Offshore           *                     4,825           176,740                            2.53%
 USA Trucking Inc            *                     7,195           182,034                            2.61%
                                                             -------------                       ----------
Total Transportation                                                                   358,773                     5.14%
                                                                                 -------------                ----------

TOTAL COMMON STOCK       (Cost $ 6,187,542)                                          7,229,259                   103.53%
SHORT-TERM
 Southwest Securities    (Cost $ 484,972)                                              484,972                     6.95%
                                                                                 -------------                ----------
TOTAL PORTFOLIO                                                                      7,714,232                   110.47%
LIABILITIES, LESS OTHER ASSETS                                                        (731,220)                  -10.47%
                                                                                 -------------                ----------
TOTAL NET ASSETS                                                                 $   6,983,012                   100.00%
                                                                                 =============                ==========

* Presently non-income producing.

For certain federal tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.

Cost and Unrealized Gain/Loss at September 30, 2005:
Identified cost for federal income tax purposes                                  $   6,187,542
Gross unrealized appreciation from investments                                   $   1,101,830
Gross unrealized depreciation from investments                                   $     (60,112)
Net unrealized appreciation from investments                                     $   1,041,718


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

Item 2. Controls and Procedures.

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.


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

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dominion Funds, Inc.
--------------------
(Registrant)

By: /S/ Paul Dietrich
    -----------------
    Paul Dietrich, president and principal executive officer

Date: November 29, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: November 29, 2005
      -----------------

/S/ Paul Dietrich
-----------------
Paul Dietrich, principal executive officer and principal financial officer


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